SCHEDULE OF INVENTORIES (Details) - USD ($)	Jul. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 38,237	$ 112,023
Finished goods	149,592	168,115	118,005
Total inventory	$ 187,829	$ 280,138	$ 118,005